Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	ALLIED ASSET ADVISORS FUNDS
Central Index Key	0001105877
Amendment Flag	false
Document Creation Date	Sep. 29, 2014
Document Effective Date	Sep. 30, 2014
Prospectus Date	Sep. 30, 2014
Iman Fund | Iman Fund Class K
Risk/Return:
Trading Symbol	IMANX